UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1530

Name of Registrant:	Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1:	Schedule of Investments

Vanguard Explorer Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Common Stocks (96.0%)

Consumer Discretionary (19.8%)
* O'Reilly Automotive, Inc.	2,588,150	90,352
American Eagle Outfitters, Inc.	2,231,601	72,259
Phillips-Van Heusen Corp.	872,985	48,145
* CarMax, Inc.	782,200	44,922
* VistaPrint Ltd.	1,035,370	44,614
* Rent-A-Center, Inc.	1,480,600	43,618
* Lamar Advertising Co. Class A	656,260	43,497
Family Dollar Stores, Inc.	1,335,546	43,272
* ITT Educational Services, Inc.	536,100	41,601
Advance Auto Parts, Inc.	1,009,784	38,321
* Priceline.com, Inc.	857,000	36,525
* Dollar Tree Stores, Inc.	1,101,464	34,652
Service Corp. International	3,207,350	34,158
Thor Industries, Inc.	794,500	33,576
Polo Ralph Lauren Corp.	368,020	30,196
* Aeropostale, Inc.	833,300	29,949
* DreamWorks Animation SKG, Inc.	1,017,167	28,664
Aaron Rents, Inc.	953,990	28,162
* Penn National Gaming, Inc.	626,742	27,464
Brinker International, Inc.	789,350	24,904
* AnnTaylor Stores Corp.	718,800	24,799
* Quiksilver, Inc.	1,676,800	23,827
Men's Wearhouse, Inc.	529,203	22,724
* LodgeNet Entertainment Corp.	817,529	22,229
* Hibbett Sporting Goods, Inc.	683,548	21,949
* TiVo Inc.	4,097,400	21,921
* NVR, Inc.	31,550	21,849
* Texas Roadhouse, Inc.	1,581,388	21,412
* Life Time Fitness, Inc.	393,775	21,343
* Rare Hospitality International Inc.	672,965	21,225
* Charter Communications, Inc.	5,889,200	20,612
* Papa John's International, Inc.	746,206	20,610
* The Gymboree Corp.	459,700	19,900
* Tenneco Automotive, Inc.	851,900	19,807
* Guess ?, Inc.	274,200	19,773
* Helen of Troy Ltd.	818,460	19,733
Borders Group, Inc.	928,000	19,469
Ross Stores, Inc.	597,197	19,343
* TRW Automotive Holdings Corp.	738,800	19,320
* Tempur-Pedic International Inc.	809,600	19,268
Choice Hotels International, Inc.	450,500	19,052
* Urban Outfitters, Inc.	778,130	18,986
* Tractor Supply Co.	368,655	18,554
*^ DSW Inc. Class A	461,637	18,507
* Laureate Education Inc.	305,385	18,427
DeVry, Inc.	631,275	17,777
Catalina Marketing Corp.	604,300	17,253
Leggett&Platt, Inc.	709,500	17,198
* GameStop Corp. Class A	317,815	16,981
* Tween Brands, Inc.	481,700	16,469
* The Dress Barn, Inc.	709,900	15,951
* Charming Shoppes, Inc.	1,211,566	15,896
*^ Select Comfort Corp.	845,076	15,583
PetSmart, Inc.	510,200	15,582
* The Goodyear Tire&Rubber Co.	622,303	15,365
United Auto Group, Inc.	632,800	15,168
Circuit City Stores, Inc.	736,900	15,040
* Coldwater Creek Inc.	801,861	14,955
Harman International Industries, Inc.	157,325	14,878
* Carter's, Inc.	580,470	14,744
Ruby Tuesday, Inc.	490,400	14,030
bebe stores, inc	756,400	14,009
* Interpublic Group of Cos., Inc.	984,200	12,952
* Ruth's Chris Steak House	587,400	12,617
* Payless ShoeSource, Inc.	370,700	12,585
K-Swiss, Inc.	394,895	12,487
* Jack in the Box Inc.	199,700	12,339
Foot Locker, Inc.	546,200	12,257
Ethan Allen Interiors, Inc.	323,700	12,194
Claire's Stores, Inc.	345,000	11,868
* Gaylord Entertainment Co.	212,150	11,723
* WMS Industries, Inc.	292,893	11,616
* Deckers Outdoor Corp.	190,300	11,096
Lithia Motors, Inc.	384,600	11,053
* Genesco, Inc.	275,300	10,844
* Casual Male Retail Group, Inc.	864,000	10,783
* Marvel Entertainment, Inc.	381,700	10,657
* Morningstar, Inc.	230,471	10,556
Columbia Sportswear Co.	162,200	10,517
OfficeMax, Inc.	215,600	10,411
Group 1 Automotive, Inc.	195,800	10,377
* Big Lots Inc.	391,500	10,152
* Sonic Corp.	437,325	9,713
* Career Education Corp.	335,400	9,616
* Guitar Center, Inc.	210,000	9,607
* P.F. Chang's China Bistro, Inc.	241,700	9,574
* Iconix Brand Group Inc.	479,200	9,541
Hasbro, Inc.	332,800	9,451
* The Children's Place Retail Stores, Inc.	170,800	9,259
* Harris Interactive Inc.	1,758,074	9,160
Sotheby's	242,422	8,989
Williams-Sonoma, Inc.	255,000	8,925
* Charlotte Russe Holding Inc.	287,058	8,770
Golden Eagle Retail Group Ltd.	11,034,000	8,650
Steven Madden, Ltd.	286,511	8,515
Ryland Group, Inc.	151,100	8,489
*^ Krispy Kreme Doughnuts, Inc.	679,500	8,378
* Fossil, Inc.	369,250	8,312
Dillard's Inc.	241,500	8,293
Jackson Hewitt Tax Service Inc.	226,700	8,290
Hilton Hotels Corp.	233,665	8,269
* Build-A-Bear-Workshop, Inc.	274,400	8,257
* Keystone Automotive Industries, Inc.	228,900	8,206
Meredith Corp.	138,800	8,184
Liz Claiborne, Inc.	182,000	8,081
Tim Hortons, Inc.	257,915	7,995
CKE Restaurants Inc.	399,600	7,900
Wolverine World Wide, Inc.	255,400	7,859
^ Garmin Ltd.	149,200	7,493
Nautilus Inc.	455,400	7,428
MDC Holdings, Inc.	127,009	7,401
* Scientific Games Corp.	237,545	7,373
Christopher&Banks Corp.	409,700	7,284
* Panera Bread Co.	122,670	7,233
* Pinnacle Entertainment, Inc.	205,300	7,089
Kimball International, Inc. Class B	286,900	7,069
* CEC Entertainment Inc.	164,350	6,950
* Gemstar-TV Guide International, Inc.	1,705,771	6,891
* O'Charley's Inc.	322,800	6,856
* Dick's Sporting Goods, Inc.	130,400	6,714
*^ Pre-Paid Legal Services, Inc.	172,200	6,695
* MarineMax, Inc.	273,008	6,596
* Hollywood Media Corp.	1,561,823	6,435
Applebee's International, Inc.	254,875	6,433
* Timberland Co.	207,000	6,245
ServiceMaster Co.	471,500	6,153
Domino's Pizza, Inc.	214,851	6,138
* IAC/InterActiveCorp	154,505	5,933
Orient-Express Hotel Ltd.	120,823	5,757
Regal Entertainment Group Class A	243,290	5,474
Modine Manufacturing Co.	195,700	5,119
* Volcom, Inc.	159,535	5,104
RadioShack Corp.	226,700	5,010
* McCormick&Schmick's Seafood Restaurants, Inc.	188,700	4,746
Harte-Hanks, Inc.	173,708	4,709
* Pacific Sunwear of California, Inc.	237,975	4,664
* Burger King Holdings Inc.	224,365	4,658
* Bright Horizons Family Solutions, Inc.	117,721	4,611
*^ Crocs, Inc.	90,600	4,561
* PetMed Express, Inc.	382,600	4,522
KB Home	81,700	4,430
*^ Nutri/System Inc.	100,233	4,415
Winnebago Industries, Inc.	119,600	4,011
* The Wet Seal, Inc. Class A	615,308	3,975
Abercrombie&Fitch Co.	49,600	3,945
IHOP Corp.	73,300	3,900
World Wrestling Entertainment, Inc.	240,800	3,872
* XM Satellite Radio Holdings, Inc.	269,600	3,831
* RCN Corp.	127,991	3,800
* Steiner Leisure Ltd.	80,015	3,742
* Skechers U.S.A., Inc.	103,000	3,650
^ Polaris Industries, Inc.	77,500	3,624
* Chipotle Mexican Grill, Inc. Class B	65,000	3,597
Dover Downs Gaming&Entertainment, Inc.	272,850	3,572
* JAKKS Pacific, Inc.	175,700	3,561
The Yankee Candle Co., Inc.	100,100	3,466
* Shuffle Master, Inc.	130,000	3,459
Brunswick Corp.	100,300	3,421
ArvinMeritor, Inc.	168,400	3,242
OSI Restaurant Partners, Inc.	80,700	3,187
Oxford Industries, Inc.	66,100	3,159
Tupperware Brands Corp.	134,300	3,133
* Valassis Communications, Inc.	199,100	3,060
* Hovnanian Enterprises Inc. Class A	90,800	3,023
Cato Corp. Class A	133,500	3,013
Matthews International Corp.	66,400	2,693
* AFC Enterprises, Inc.	160,403	2,688
Beazer Homes USA, Inc.	61,700	2,685
Oakley, Inc.	113,600	2,631
* Vertrue Inc.	55,000	2,557
The Buckle, Inc.	75,450	2,534
Regis Corp.	59,900	2,503
* Under Armour, Inc.	48,600	2,469
CBRL Group, Inc.	52,200	2,448
* Jarden Corp.	66,700	2,446
Fortune Brands, Inc.	29,035	2,431
* Corinthian Colleges, Inc.	170,900	2,232
Dollar General Corp.	130,900	2,217
* Buffalo Wild Wings Inc.	42,600	2,167
* AutoNation, Inc.	95,700	2,148
* Smith&Wesson Holding Corp.	175,200	1,945
*^ Conn's, Inc.	80,700	1,894
M/I Homes, Inc.	52,100	1,880
Talbots Inc.	78,400	1,850
* Toll Brothers, Inc.	54,400	1,840
* Spanish Broadcasting System, Inc.	432,726	1,757
Pool Corp.	47,400	1,735
* Chipotle Mexican Grill, Inc.	25,200	1,497
^ Charles&Colvard Ltd.	181,125	1,353
* MTR Gaming Group Inc.	107,000	1,269
Barnes&Noble, Inc.	31,854	1,240
Blyth, Inc.	55,700	1,158
Tiffany&Co.	28,900	1,135
* CTC Media, Inc.	50,843	1,094
* Mothers Work, Inc.	30,700	1,027
Courier Corp.	23,681	942
* Jos. A. Bank Clothiers, Inc.	27,300	845
Station Casinos, Inc.	9,800	815
* Perry Ellis International Corp.	27,000	812
Sinclair Broadcast Group, Inc.	61,900	729
Journal Register Co.	101,000	706
The Stanley Works	12,000	687
*^ DXP Enterprises Inc	19,200	639
Kenneth Cole Productions, Inc.	22,200	526
* Denny's Corp.	91,000	487
* FTD Group, Inc.	24,000	443
Sauer-Danfoss, Inc.	12,700	437
Spartan Motors, Inc.	22,700	380
* Cabela's Inc.	12,800	307
* Town Sports International Holdings, Inc.	15,500	305
* Entravision Communications Corp.	36,000	288
Deb Shops, Inc.	6,107	180
Value Line, Inc.	2,100	99

		2,410,318

Consumer Staples (2.1%)
* Energizer Holdings, Inc.	546,450	46,574
* NBTY, Inc.	548,548	28,442
Tyson Foods, Inc.	1,129,400	20,047
Nu Skin Enterprises, Inc.	890,800	16,435
McCormick&Co., Inc.	385,400	15,046
* Performance Food Group Co.	427,500	12,680
Corn Products International, Inc.	332,400	11,385
* Central Garden and Pet Co.	214,416	9,604
^ MGP Ingredients, Inc.	423,000	9,336
* The Pantry, Inc.	136,402	6,658
* Bare Escentuals, Inc.	173,945	6,347
Flowers Foods, Inc.	223,900	6,296
* Ralcorp Holdings, Inc.	113,400	6,276
Longs Drug Stores, Inc.	144,690	6,222
The Estee Lauder Cos. Inc. Class A	127,600	6,061
* Alberto-Culver Co.	255,400	5,841
^ Mannatech, Inc.	356,509	5,750
* Jones Soda Co. Private Placement	387,800	5,460
* Hansen Natural Corp.	116,600	4,441
The Andersons, Inc.	105,200	4,183
* BJ's Wholesale Club, Inc.	124,200	3,793
Church&Dwight, Inc.	82,000	3,715
Lancaster Colony Corp.	78,977	3,454
* Smithfield Foods, Inc.	109,600	2,878
Brown-Forman Corp. Class B	38,800	2,545
^ Vector Group Ltd.	96,868	1,741
Sanderson Farms, Inc.	52,100	1,647
Spartan Stores, Inc.	54,000	1,278
* National Beverage Corp.	75,700	1,073
*^ Jones Soda Co.	43,600	614
Alico, Inc.	8,400	439
Seaboard Corp.	194	374
The Great Atlantic&Pacific Tea Co., Inc.	10,500	303
* American Oriental Bioengineering, Inc.	16,000	206

		257,144

Energy (4.2%)
Holly Corp.	461,100	24,295
St. Mary Land&Exploration Co.	599,600	21,580
Tidewater Inc.	403,750	20,821
* FMC Technologies Inc.	324,800	20,115
* Helix Energy Solutions Group, Inc.	624,300	20,084
* Western Oil Sands Inc.	666,500	17,899
* Grey Wolf, Inc.	2,588,195	17,677
* Superior Energy Services, Inc.	582,900	17,674
* Comstock Resources, Inc.	518,200	16,556
* Oceaneering International, Inc.	398,800	15,741
Frontier Oil Corp.	549,000	15,597
* OPTI Canada Inc.	915,600	15,436
Foundation Coal Holdings, Inc.	436,800	14,537
* TETRA Technologies, Inc.	612,100	14,176
* Ultra Petroleum Corp.	263,500	13,755
XTO Energy, Inc.	268,258	13,539
* Atwood Oceanics, Inc.	279,200	13,505
* Universal Compression Holdings, Inc.	216,300	13,073
* Grant Prideco, Inc.	313,250	12,273
World Fuel Services Corp.	262,000	12,013
Helmerich&Payne, Inc.	440,168	11,810
Japan Petroleum Exploration Co., Ltd.	185,500	10,769
CARBO Ceramics Inc.	289,600	10,680
* Unit Corp.	213,800	10,365
Overseas Shipholding Group Inc.	162,700	10,109
Range Resources Corp.	270,801	8,311
* Todco Class A	228,059	7,898
* W-H Energy Services, Inc.	170,301	7,728
* Complete Production Services, Inc.	351,600	6,986
* Basic Energy Services Inc.	272,300	6,456
* Parker Drilling Co.	691,500	6,403
ENSCO International, Inc.	124,000	6,308
W&T Offshore, Inc.	201,600	6,193
* Hercules Offshore, Inc.	220,900	5,841
Niko Resources Ltd.	77,475	5,704
* Global Industries Ltd.	407,296	5,486
* Pioneer Drilling Co.	415,900	5,269
* Hornbeck Offshore Services, Inc.	182,000	5,009
* Vaalco Energy, Inc.	763,000	4,967
Patterson-UTI Energy, Inc.	199,421	4,816
* Oil States International, Inc.	158,703	4,574
* National Oilwell Varco Inc.	73,430	4,453
RPC Inc.	249,650	4,444
* Bronco Drilling Co., Inc.	261,700	4,153
Alon USA Energy, Inc.	124,200	3,340
Rowan Cos., Inc.	74,800	2,460
* Superior Well Services, Inc.	90,275	2,053
* Plains Exploration&Production Co.	40,200	1,939
* NATCO Group Inc.	53,300	1,853
* Denbury Resources, Inc.	48,800	1,352
* Compagnie Generale de Geophysique SA ADR	20,642	820
* Matrix Service Co.	42,700	787
* Giant Industries, Inc.	9,500	711
* Callon Petroleum Co.	25,400	353
Gulf Island Fabrication, Inc.	2,702	98

		510,844

Financials (10.0%)
The First Marblehead Corp.	1,153,729	62,763
Jefferies Group, Inc.	1,887,200	55,597
*Affiliated Managers Group, Inc.	485,730	54,110
CapitalSource Inc. REIT	1,749,496	48,618
Cash America International Inc.	1,110,800	47,442
*IntercontinentalExchange Inc.	290,620	37,940
Brown&Brown, Inc.	1,158,270	32,802
Aspen Insurance Holdings Ltd.	1,090,500	27,939
U-Store-It Trust REIT	1,229,000	27,001
SEI Investments Co.	424,700	26,472
Jones Lang LaSalle Inc.	230,500	24,087
*Markel Corp.	47,170	22,882
Reinsurance Group of America, Inc.	369,100	21,463
SL Green Realty Corp. REIT	140,556	20,603
*First Cash Financial Services, Inc.	833,500	19,571
Nuveen Investments, Inc. Class A	348,800	17,266
Investors Financial Services Corp.	365,858	17,111
*EZCORP, Inc.	964,202	16,131
*Nelnet, Inc.	570,800	15,794
Cullen/Frost Bankers, Inc.	289,100	15,476
*Nasdaq Stock Market Inc.	447,500	15,251
International Bancshares Corp.	505,400	14,813
*E*TRADE Financial Corp.	607,540	14,812
W.R. Berkley Corp.	441,815	14,620
Webster Financial Corp.	292,008	14,548
TCF Financial Corp.	560,900	14,236
United Dominion Realty Trust REIT	432,700	14,188
Home Properties, Inc. REIT	217,400	13,977
Platinum Underwriters Holdings, Ltd.	466,200	13,916
Equity Inns, Inc. REIT	703,100	11,601
*Conseco, Inc.	583,400	11,580
Forest City Enterprise Class A	191,200	11,558
Federal Realty Investment Trust REIT	121,200	11,322
First Community Bancorp	202,800	10,809
*World Acceptance Corp.	244,451	10,758
Hancock Holding Co.	216,100	10,155
Taubman Co. REIT	170,700	9,947
The Phoenix Cos., Inc.	655,200	9,848
Lazard Ltd. Class A	193,575	9,826
*Philadelphia Consolidated Holding Corp.	216,800	9,769
Bank of Hawaii Corp.	185,200	9,695
*AmeriCredit Corp.	355,186	9,640
Raymond James Financial, Inc.	301,500	9,624
Apollo Investment Corp.	433,425	9,622
*CB Richard Ellis Group, Inc.	252,005	9,478
BlackRock, Inc.	54,400	9,126
Waddell&Reed Financial, Inc.	346,500	8,895
A.G. Edwards&Sons, Inc.	133,600	8,846
Willis Group Holdings Ltd.	211,775	8,653
RAIT Financial Trust REIT	229,645	8,586
Essex Property Trust, Inc. REIT	58,200	8,401
Tanger Factory Outlet Centers, Inc. REIT	204,700	8,311
International Securities Exchange, Inc.	196,300	8,133
Redwood Trust, Inc. REIT	126,600	8,047
*Knight Capital Group, Inc. Class A	433,000	7,824
People's Bank	169,700	7,635
Security Capital Assurance, Ltd.	268,200	7,633
QC Holdings Inc.	446,886	7,624
UCBH Holdings, Inc.	401,400	7,526
*Arch Capital Group Ltd.	106,475	6,877
Advanta Corp. Class B	143,493	6,659
^ASTA Funding, Inc.	200,103	6,447
BankUnited Financial Corp.	231,024	6,374
*GFI Group Inc.	95,246	6,094
Maguire Properties, Inc. REIT	139,700	6,070
American Capital Strategies, Ltd.	120,500	5,862
IndyMac Bancorp, Inc.	150,100	5,837
*Investment Technology Group, Inc.	132,000	5,755
Zenith National Insurance Corp.	125,277	5,725
Student Loan Corp.	28,300	5,674
Erie Indemnity Co. Class A	96,700	5,345
Advance America, Cash Advance Centers, Inc.	381,828	5,330
Max Re Capital Ltd.	220,700	5,297
Radian Group, Inc.	74,800	4,504
^Corus Bankshares Inc.	209,700	4,467
The PMI Group Inc.	93,100	4,452
Tower Group, Inc.	131,970	4,434
*Piper Jaffray Cos., Inc.	61,200	4,219
Host Hotels&Resorts Inc. REIT	138,040	3,654
Downey Financial Corp.	51,000	3,649
Apartment Investment&Management Co. Class A REIT	56,300	3,526
Cohen&Steers, Inc.	65,700	3,203
The St. Joe Co.	54,800	3,173
Sterling Financial Corp.	94,132	3,122
*eHealth, Inc.	128,100	2,823
*Dollar Financial Corp.	83,924	2,688
*Penson Worldwide, Inc.	94,998	2,546
*Triad Guaranty, Inc.	49,200	2,534
Federated Investors, Inc.	65,000	2,295
*First Federal Financial Corp.	33,200	2,289
*CompuCredit Corp.	62,300	2,205
Safety Insurance Group, Inc.	45,100	2,203
Eaton Vance Corp.	64,100	2,199
First Midwest Bancorp, Inc.	57,000	2,140
Glimcher Realty Trust REIT	73,400	2,074
SWS Group, Inc.	81,200	2,049
*Asset Acceptance Capital Corp.	132,513	2,045
*Employers Holdings, Inc.	90,500	1,807
Sterling Bancshares, Inc.	148,350	1,788
Acadia Realty Trust REIT	68,700	1,765
Suffolk Bancorp	49,100	1,672
*Tejon Ranch Co.	29,500	1,594
Pacific Capital Bancorp	47,643	1,523
Texas United Bancshares	43,245	1,510
*Primus Guaranty, Ltd.	122,386	1,450
*Intervest Bancshares Corp.	47,200	1,433
*HFF Inc. Class A	157,275	2,941
Wilmington Trust Corp.	33,100	1,388
Ventas, Inc. REIT	26,700	1,235
Kilroy Realty Corp. REIT	14,000	1,216
Prosperity Bancshares, Inc.	34,150	1,195
City Holding Co.	29,636	1,188
*Move, Inc.	178,600	1,129
Consolidated-Tomoka Land Co.	13,800	1,077
Mid-America Apartment Communities, Inc. REIT	17,700	1,064
Frontier Financial Corp.	35,853	976
*Meadowbrook Insurance Group, Inc.	96,300	967
*Ocwen Financial Corp.	61,500	866
Nara Bancorp, Inc.	42,000	824
Leucadia National Corp.	28,800	788
Wilshire Bancorp Inc.	36,149	660
Rayonier Inc. REIT	13,300	575
First Republic Bank	10,400	559
West Bancorporation	29,700	521
Saul Centers, Inc. REIT	8,900	480
Independent Bank Corp. (MI)	19,544	431
Smithtown Bancorp, Inc.	15,200	429
TriCo Bancshares	13,302	359
Kimco Realty Corp. REIT	6,240	310
City Bank Lynnwood (WA)	8,100	275
Great Southern Bancorp, Inc.	8,900	261
Flagstar Bancorp, Inc.	14,800	215
*Clayton Holdings, Inc.	6,992	129
Camden National Corp.	1,360	61
United Community Banks, Inc.	1,000	33

		1,214,434

Health Care (15.7%)
* IDEXX Laboratories Corp.	741,708	63,646
* Cephalon, Inc.	820,185	59,390
Manor Care, Inc.	1,065,007	56,701
* Covance, Inc.	756,690	46,650
* Patterson Cos	1,216,050	45,736
DENTSPLY International Inc.	1,377,589	42,485
* Henry Schein, Inc.	785,442	39,877
* Alkermes, Inc.	2,495,388	37,231
Universal Health Services Class B	589,622	34,157
* Waters Corp.	519,400	29,445
* Medarex, Inc.	2,149,300	28,951
Pharmaceutical Product Development, Inc.	821,236	28,333
* Pediatrix Medical Group, Inc.	537,575	28,244
* Genesis Healthcare Corp.	455,400	27,880
* Human Genome Sciences, Inc.	2,361,300	27,816
* Align Technology, Inc.	1,655,600	27,400
* Endo Pharmaceuticals Holdings, Inc.	816,320	25,077
* Lincare Holdings, Inc.	636,200	25,034
* Respironics, Inc.	555,550	23,666
* Community Health Systems, Inc.	610,400	21,822
Bausch&Lomb, Inc.	390,000	21,715
* Adams Respiratory Therapeutics, Inc.	483,312	21,677
* InterMune Inc.	618,000	21,630
* PDL BioPharma Inc.	1,046,100	21,456
* The Medicines Co.	689,100	21,100
* Edwards Lifesciences Corp.	382,600	19,574
* Cyberonics, Inc.	889,200	18,735
* Qiagen NV	1,070,300	18,484
* Inverness Medical Innovations, Inc.	440,750	18,168
* Isis Pharmaceuticals, Inc.	1,699,149	17,654
* Amylin Pharmaceuticals, Inc.	449,200	17,420
* Millennium Pharmaceuticals, Inc.	1,568,200	17,407
* Emdeon Corp.	1,218,000	17,369
* Immucor Inc.	531,611	16,767
Cooper Cos., Inc.	350,440	16,716
West Pharmaceutical Services, Inc.	332,425	16,133
* AMERIGROUP Corp.	440,800	15,983
* Health Net Inc.	324,100	15,787
Mylan Laboratories, Inc.	704,490	15,597
Arrow International, Inc.	448,200	15,086
* Nektar Therapeutics	1,150,900	14,616
Medicis Pharmaceutical Corp.	373,300	14,159
* King Pharmaceuticals, Inc.	777,500	13,886
* VCA Antech, Inc.	406,900	13,680
Hillenbrand Industries, Inc.	239,300	13,642
* Varian Medical Systems, Inc.	294,700	13,594
* AMN Healthcare Services, Inc.	512,325	13,259
* Watson Pharmaceuticals, Inc.	485,800	13,223
* QLT Inc.	1,384,900	12,990
* Salix Pharmaceuticals, Ltd.	908,514	12,901
* Noven Pharmaceuticals, Inc.	469,449	12,844
* Affymetrix, Inc.	503,400	12,565
* Kinetic Concepts, Inc.	254,400	12,514
* Apria Healthcare Group Inc.	434,200	12,058
* Healthways, Inc.	265,000	12,034
* Vital Images, Inc.	349,700	11,732
* Diversa Corp.	1,121,389	11,449
* Seattle Genetics, Inc.	1,558,504	11,284
* Barr Pharmaceuticals Inc.	210,765	11,280
* DaVita, Inc.	202,885	11,077
* Regeneron Pharmaceuticals, Inc.	552,200	10,983
* MedImmune Inc.	316,325	10,964
* Rigel Pharmaceuticals, Inc.	955,800	10,848
* Amedisys Inc.	335,345	10,838
IMS Health, Inc.	369,460	10,663
* Gen-Probe Inc.	205,475	10,627
* Sierra Health Services, Inc.	263,200	10,581
* Matria Healthcare, Inc.	363,253	10,037
* MWI Veterinary Supply Inc.	305,643	10,013
* Molina Healthcare Inc.	324,600	10,007
* Exelixis, Inc.	1,010,355	9,901
* Celgene Corp.	183,770	9,865
Kissei Pharmaceutical Co.	558,000	9,626
* Illumina, Inc.	235,365	9,615
Beckman Coulter, Inc.	148,900	9,607
* Vertex Pharmaceuticals, Inc.	269,525	9,528
* WellCare Health Plans Inc.	121,393	9,406
* Xenoport Inc.	394,513	9,405
* Techne Corp.	161,600	9,379
* Axcan Pharma Inc.	611,700	9,295
* ResMed Inc.	173,180	9,106
* United Surgical Partners International, Inc.	295,758	9,012
Valeant Pharmaceuticals International	505,876	8,919
* Zymogenetics, Inc.	555,219	8,856
PolyMedica Corp.	212,725	8,518
* IntraLase Corp.	340,000	8,364
* PAREXEL International Corp.	251,100	8,224
* Magellan Health Services, Inc.	198,100	8,084
* Zoll Medical Corp.	127,637	8,005
* Nighthawk Radiology Holdings, Inc.	302,055	7,615
* Sciele Pharma, Inc.	317,700	7,545
* K-V Pharmaceutical Co. Class A	297,600	7,508
* Cytyc Corp.	259,103	7,493
* BioMarin Pharmaceutical Inc.	380,000	7,197
* Advanced Medical Optics, Inc.	191,406	7,034
*^Pain Therapeutics, Inc.	764,195	6,885
* Luminex Corp.	539,600	6,858
* Alnylam Pharmaceuticals Inc.	322,400	6,828
* Impax Laboratories, Inc.	662,300	6,789
* CV Therapeutics, Inc.	502,400	6,777
* LifePoint Hospitals, Inc.	199,300	6,772
* Candela Corp.	577,375	6,674
* Palomar Medical Technologies, Inc.	133,700	6,653
* Enzon Pharmaceuticals, Inc.	704,300	6,282
* Cytokinetics, Inc.	786,780	6,223
* ImmunoGen, Inc.	1,286,000	6,031
* Haemonetics Corp.	123,180	5,942
* Nuvelo, Inc.	1,690,700	5,901
* Arena Pharmaceuticals, Inc.	455,850	5,821
Alpharma, Inc. Class A	207,300	5,711
* Durect Corp.	1,270,000	5,613
* PSS World Medical, Inc.	274,778	5,501
* Odyssey Healthcare, Inc.	434,250	5,389
* ICU Medical, Inc.	134,586	5,309
* Viasys Healthcare Inc.	162,000	4,768
* United Therapeutics Corp.	86,825	4,654
* ViroPharma Inc.	271,600	4,625
Owens&Minor, Inc. Holding Co.	137,300	4,593
* ImClone Systems, Inc.	136,000	4,007
* Cell Genesys, Inc.	1,210,500	3,922
*^Osiris Therapeutics, Inc.	160,900	3,738
* Abaxis, Inc.	156,500	3,380
* Radiation Therapy Services, Inc.	109,183	3,242
* AmSurg Corp.	143,563	3,158
* ArthroCare Corp.	85,365	3,150
* MedCath Corp.	105,300	3,016
*^Telik, Inc.	433,241	2,907
* Myriad Genetics, Inc.	76,100	2,720
* Foxhollow Technologies Inc.	129,500	2,659
* Sun Healthcare Group Inc.	214,500	2,643
* Cubist Pharmaceuticals, Inc.	137,170	2,524
* Genomic Health, Inc.	110,200	2,515
* MGI Pharma, Inc.	126,443	2,430
* Ventana Medical Systems, Inc.	56,858	2,394
*^New River Pharmaceuticals Inc.	42,000	2,348
* Sunrise Senior Living, Inc.	65,500	2,342
* Psychiatric Solutions, Inc.	59,400	2,313
* Progenics Pharmaceuticals, Inc.	75,300	2,257
* Biosite Inc.	41,000	2,209
* Cypress Bioscience, Inc.	263,500	2,177
* Keryx Biopharmaceuticals, Inc.	189,960	2,167
* Symbion, Inc.	112,587	2,105
* Healthspring, Inc.	104,800	2,061
Vital Signs, Inc.	39,509	2,054
* Adolor Corp.	281,700	1,969
* CorVel Corp.	40,700	1,918
* Digene Corp.	36,850	1,896
* Intuitive Surgical, Inc.	19,164	1,886
* Bruker BioSciences Corp.	241,282	1,798
Chemed Corp.	49,000	1,788
* OraSure Technologies, Inc.	209,645	1,736
* Hi-Tech Pharmacal Co., Inc.	159,820	1,723
LCA-Vision Inc.	43,500	1,684
* Array BioPharma Inc.	119,600	1,646
* Millipore Corp.	24,000	1,643
Dade Behring Holdings Inc.	39,000	1,641
* Varian, Inc.	25,720	1,376
Perrigo Co.	78,800	1,362
* Triad Hospitals, Inc.	27,700	1,177
* Quidel Corp.	84,560	1,149
*^SurModics, Inc.	31,400	1,129
* Omnicell, Inc.	53,300	1,104
* Savient Pharmaceuticals Inc.	72,800	1,087
* Greatbatch, Inc.	34,522	1,015
* Molecular Devices Corp.	26,770	942
* Auxilium Pharmaceuticals, Inc.	67,900	938
* Kendle International Inc.	24,000	932
* Tanox, Inc.	47,979	931
* RehabCare Group, Inc.	56,400	856
* Bio-Reference Laboratories, Inc.	36,900	847
* HMS Holdings Corp.	31,600	616
* inVentiv Health, Inc.	15,392	540
* Cerner Corp.	11,800	530
* Novavax, Inc.	125,000	512
* Air Methods Corp.	17,600	476
* Trimeris, Inc.	34,600	466
* Sangamo BioSciences, Inc.	57,429	436
* Cholestech Corp.	19,900	335
Young Innovations, Inc.	10,361	318
Computer Programs and Systems, Inc.	8,300	263
* Visicu, Inc.	20,720	214
* Symmetry Medical Inc.	11,800	163
* Alliance Imaging, Inc.	15,800	110
Datascope Corp.	1,700	63

		1,909,706

Industrials (15.9%)
* The Dun&Bradstreet Corp.	756,300	64,286
MSC Industrial Direct Co., Inc. Class A	1,409,069	60,858
* Terex Corp.	911,300	51,844
Donaldson Co., Inc.	1,284,100	45,226
Watsco, Inc.	704,400	35,938
Chicago Bridge&Iron Co. N.V	1,198,035	35,606
* The Advisory Board Co.	612,835	34,509
* Corrections Corp. of America	703,453	34,272
J.B. Hunt Transport Services, Inc.	1,274,400	32,026
* Continental Airlines, Inc. Class B	740,500	30,723
Harsco Corp.	357,595	30,710
* United Rentals, Inc.	1,172,800	30,200
Equifax, Inc.	715,300	29,706
* Covanta Holding Corp.	1,255,200	29,698
* WESCO International, Inc.	474,800	28,830
The Manitowoc Co., Inc.	543,610	28,192
* Suntech Power Holdings Co., Ltd. ADR	762,600	28,064
Albany International Corp.	807,700	27,413
* Jacobs Engineering Group Inc.	270,600	24,503
UTI Worldwide, Inc.	802,585	24,399
Con-way, Inc.	466,748	23,216
Carlisle Co., Inc.	273,325	22,259
Horizon Lines Inc.	737,450	21,939
Acuity Brands, Inc.	375,200	21,765
* Thomas&Betts Corp.	449,500	21,527
* Stericycle, Inc.	275,800	21,237
McGrath RentCorp	684,703	20,972
* Navistar International Corp.	473,357	20,941
* NCI Building Systems, Inc.	362,000	20,605
Knight Transportation, Inc.	1,086,900	20,434
* Genlyte Group, Inc.	268,486	20,343
Lincoln Electric Holdings, Inc.	326,467	19,839
* JetBlue Airways Corp.	1,446,800	19,792
* American Commercial Lines Inc.	270,340	19,043
* General Cable Corp.	431,200	18,598
* McDermott International, Inc.	358,633	18,520
Triumph Group, Inc.	326,700	18,361
Manpower Inc.	249,505	18,196
Fastenal Co.	487,700	18,181
Heartland Express, Inc.	1,069,920	18,114
Healthcare Services Group, Inc.	617,700	17,864
The Corporate Executive Board Co.	183,312	16,632
* ChoicePoint Inc.	430,550	16,572
* Gardner Denver Inc.	413,300	15,933
Oshkosh Truck Corp.	296,190	15,639
* Washington Group International, Inc.	267,200	15,265
Herman Miller, Inc.	403,577	15,174
* Ceradyne, Inc.	275,539	14,901
Ametek, Inc.	421,220	14,599
GATX Corp.	319,100	14,551
Franklin Electric, Inc.	280,000	14,106
Precision Castparts Corp.	156,969	13,953
* FTI Consulting, Inc.	505,960	13,868
* The Middleby Corp.	118,600	13,257
^ Encore Wire Corp.	556,557	13,224
* BE Aerospace, Inc.	432,473	12,879
* H&E Equipment Services, Inc.	531,727	12,517
Roper Industries Inc.	239,860	12,454
* EGL, Inc.	317,700	12,108
Robert Half International, Inc.	297,307	12,100
* Swift Transportation Co., Inc.	393,747	12,017
* AirTran Holdings, Inc.	1,074,400	11,894
Trinity Industries, Inc.	309,360	11,833
* AGCO Corp.	344,600	11,706
The Timken Co.	403,299	11,538
Kaydon Corp.	258,000	11,120
* Allied Waste Industries, Inc.	854,050	10,923
Ryder System, Inc.	198,600	10,832
* Old Dominion Freight Line, Inc.	386,055	10,725
* Celadon Group Inc.	629,809	10,574
Mueller Industries Inc.	320,200	10,429
* Huron Consulting Group Inc.	195,510	10,137
* Copart, Inc.	342,700	10,089
* Consolidated Graphics, Inc.	157,325	9,754
Crane Co.	248,900	9,665
Cummins Inc.	69,900	9,406
* US Airways Group Inc.	162,600	9,102
* Cenveo Inc.	385,023	9,002
* Trex Co., Inc.	329,100	8,807
Steelcase Inc.	448,100	8,778
Kennametal, Inc.	141,680	8,756
* AerCap Holdings NV	326,600	8,671
Graco, Inc.	208,400	8,496
Nordson Corp.	158,500	8,198
Watson Wyatt&Co. Holdings	180,100	7,977
* Tetra Tech, Inc.	441,650	7,941
* Goodman Global, Inc.	432,600	7,687
* IHS Inc. Class A	196,900	7,494
United Industrial Corp.	145,500	7,349
* Labor Ready, Inc.	385,928	7,248
* Kirby Corp.	203,000	7,209
*^Energy Conversion Devices, Inc.	203,777	7,020
* Williams Scotsman International Inc.	340,935	6,894
* Amerco, Inc.	80,781	6,769
^ Simpson Manufacturing Co.	203,100	6,643
^ American Woodmark Corp.	147,500	6,632
Valmont Industries, Inc.	115,900	6,429
Kelly Services, Inc. Class A	205,718	6,379
* Hertz Global Holdings Inc.	338,342	6,300
* EMCOR Group, Inc.	108,900	6,253
Arkansas Best Corp.	160,700	6,142
Landstar System, Inc.	145,000	6,132
Forward Air Corp.	187,700	5,890
* Volt Information Sciences Inc.	164,200	5,806
* Spherion Corp.	704,215	5,796
* Ladish Co., Inc.	138,700	5,645
*^Houston Wire&Cable Co.	235,247	5,571
* Alliant Techsystems, Inc.	67,900	5,500
*^Lamson&Sessions Co.	210,600	5,495
* Teletech Holdings Inc.	187,000	5,040
* Geo Group Inc.	113,250	4,963
LSI Industries Inc.	250,500	4,782
Freightcar America Inc.	82,200	4,777
* Layne Christensen Co.	136,300	4,775
* U.S. Xpress Enterprises, Inc.	244,730	4,520
Insteel Industries, Inc.	268,400	4,480
* ExpressJet Holdings, Inc.	537,700	4,199
Belden CDT Inc.	91,100	3,940
Joy Global Inc.	76,750	3,567
* Kenexa Corp.	96,700	3,530
* Mobile Mini, Inc.	132,670	3,528
* Saia, Inc.	128,800	3,433
^ PW Eagle, Inc.	99,000	3,265
Pacer International, Inc.	103,792	3,234
* Superior Essex Inc.	100,500	3,207
* Interface, Inc.	206,518	3,143
* Teledyne Technologies, Inc.	82,300	3,140
* Orbital Sciences Corp.	177,900	3,035
The Brink's Co.	48,600	3,020
* United Stationers, Inc.	57,700	2,940
Regal-Beloit Corp.	57,100	2,873
Wabtec Corp.	89,600	2,869
* K&F Industries Holdings	121,100	2,820
Baldor Electric Co.	79,000	2,790
* Kansas City Southern	88,100	2,648
* Kforce Inc.	177,998	2,538
A.O. Smith Corp.	62,300	2,389
* RBC Bearings Inc.	77,475	2,377
Applied Industrial Technology, Inc.	95,125	2,331
* ABX Air, Inc.	335,534	2,292
* Columbus McKinnon Corp.	98,500	2,263
* PeopleSupport Inc.	93,500	2,230
Administaff, Inc.	48,000	1,965
* Hub Group, Inc.	61,000	1,821
Brady Corp. Class A	48,500	1,816
HNI Corp.	35,200	1,709
Comfort Systems USA, Inc.	139,000	1,699
* P.A.M. Transportation Services, Inc.	75,279	1,655
* American Reprographics Co.	51,400	1,610
^ AMREP Corp.	11,700	1,195
Universal Forest Products, Inc.	22,600	1,105
Diamond Management and Technology Consultants,Inc	83,700	1,045
John H. Harland Co.	20,400	1,028
Granite Construction Co.	18,500	991
Waste Industries USA, Inc.	31,565	933
* Builders FirstSource, Inc.	51,406	932
* Pinnacle Airlines Corp.	52,300	918
* Integrated Electrical Services, Inc.	35,000	822
* COMSYS IT Partners Inc.	34,200	740
* GrafTech International Ltd.	84,200	684
* First Consulting Group, Inc.	51,500	661
* II-VI, Inc.	21,200	637
* Heidrick&Struggles International, Inc.	14,225	621
Gorman-Rupp Co.	8,800	355
* CBIZ Inc.	38,000	255
The Greenbrier Cos., Inc.	8,000	231
* Innovative Solutions and Support, Inc.	11,600	220
* Chart Industries, Inc.	12,000	192
* Quality Distribution Inc.	16,200	163
* ICT Group, Inc.	3,400	97

		1,942,172

Information Technology (20.7%)
* Akamai Technologies, Inc.	1,877,045	105,452
* Alliance Data Systems Corp.	1,324,544	89,976
* Polycom, Inc.	1,813,675	60,976
* Red Hat, Inc.	2,446,213	55,602
* BMC Software, Inc.	1,451,000	49,900
* VeriFone Holdings, Inc.	1,148,000	45,886
CDW Corp.	673,322	43,207
FactSet Research Systems Inc.	687,937	39,955
* WebEx Communications, Inc.	1,041,250	38,610
* MPS Group, Inc.	2,363,821	35,410
* Trimble Navigation Ltd.	620,750	35,122
* Ingram Micro, Inc. Class A	1,794,000	35,001
* Ciena Corp.	1,212,935	34,071
* Varian Semiconductor Equipment Associates, Inc.	824,776	33,940
* Integrated Device Technology Inc.	2,185,900	33,073
* Trident Microsystems, Inc.	1,459,299	30,456
* Cadence Design Systems, Inc.	1,585,800	29,972
Intersil Corp.	1,251,010	29,474
* Euronet Worldwide, Inc.	980,521	28,298
* ON Semiconductor Corp.	3,359,797	28,088
* Microsemi Corp.	1,533,660	27,913
^ Heartland Payment Systems, Inc.	1,008,136	26,877
* CommScope, Inc.	829,000	26,785
* ViaSat, Inc.	784,300	25,858
* Western Digital Corp.	1,291,000	25,304
MoneyGram International, Inc.	829,100	24,865
* Ceridian Corp.	818,350	24,526
* CheckFree Corp.	589,404	24,419
* Cymer, Inc.	577,437	24,385
* Littelfuse, Inc.	772,500	24,249
* DST Systems, Inc.	342,200	24,118
* Harris Stratex Networks, Inc. Class A	1,030,125	22,642
* Brocade Communications Systems, Inc.	2,620,600	22,485
* salesforce.com, Inc.	508,900	22,305
* Avocent Corp.	636,738	21,993
* Ariba, Inc.	2,352,725	21,880
Tektronix, Inc.	746,500	21,104
* Electronics for Imaging, Inc.	908,400	20,939
* RF Micro Devices, Inc.	2,587,500	19,976
* MICROS Systems, Inc.	346,181	19,490
* Activision, Inc.	1,129,300	19,232
* Benchmark Electronics, Inc.	844,900	19,137
* Mettler-Toledo International Inc.	229,200	18,978
* Novellus Systems, Inc.	615,436	18,974
* Entegris Inc.	1,758,500	18,869
* Citrix Systems, Inc.	583,300	18,473
* Verigy Ltd.	938,400	17,201
* Cypress Semiconductor Corp.	922,500	17,020
* NCR Corp.	343,450	16,276
* Sycamore Networks, Inc.	4,235,300	15,798
* BISYS Group, Inc.	1,199,669	15,320
* Sonic Solutions, Inc.	833,600	15,297
* NICE-Systems Ltd. ADR	478,377	15,145
* MicroStrategy Inc.	124,700	15,141
* International Rectifier Corp.	358,225	14,949
* aQuantive, Inc.	544,995	14,606
* Sapient Corp.	2,255,200	14,163
* McAfee Inc.	481,200	14,080
* Concur Technologies, Inc.	927,525	13,959
Molex, Inc.	455,600	13,390
* SRA International, Inc.	526,650	13,324
Acxiom Corp.	585,750	13,296
* Informatica Corp.	1,039,214	13,053
* Hutchinson Technology, Inc.	575,500	12,788
* Anixter International Inc.	229,800	12,701
* Rofin-Sinar Technologies Inc.	192,900	12,621
*^ Travelzoo, Inc.	411,262	12,568
* ManTech International Corp.	363,711	12,410
* Brightpoint, Inc.	1,084,414	11,939
* Tessera Technologies, Inc.	310,200	11,862
*^ OmniVision Technologies, Inc.	1,015,900	11,723
* Digital River, Inc.	228,500	11,695
* Amkor Technology, Inc.	1,105,602	11,642
* RealNetworks, Inc.	1,085,300	11,580
* Affiliated Computer Services, Inc. Class A	224,100	10,979
* VeriSign, Inc.	458,785	10,965
* LSI Logic Corp.	1,143,600	10,750
* Macrovision Corp.	432,941	10,707
* 1Bookham, Inc.	3,678,300	10,667
Daktronics, Inc.	305,400	10,558
AVX Corp.	705,600	10,196
* Global Cash Access, Inc.	635,055	10,174
Fair Isaac, Inc.	253,200	10,082
* Opsware, Inc.	1,259,300	10,074
* Quest Software, Inc.	670,899	10,017
* ValueClick, Inc.	381,675	9,740
* TTM Technologies, Inc.	901,060	9,650
Marchex, Inc.	792,100	9,640
* MEMC Electronic Materials, Inc.	173,265	9,079
* Avnet, Inc.	291,700	9,057
* TIBCO Software Inc.	952,500	8,839
* Transaction Systems Architects, Inc.	237,844	8,598
* Mentor Graphics Corp.	455,200	8,467
* Plexus Corp.	494,754	8,312
* Autodesk, Inc.	189,553	8,287
* Itron, Inc.	143,648	8,280
* Powerwave Technologies, Inc.	1,407,500	8,220
Amphenol Corp.	120,955	8,191
* j2 Global Communications, Inc.	308,544	8,170
Jack Henry&Associates Inc.	366,100	7,813
ADTRAN Inc.	351,150	7,781
*^ Nuance Communications, Inc.	672,610	7,748
* Silicon Image, Inc.	638,814	7,723
* ATMI, Inc.	229,325	7,669
* QLogic Corp.	415,600	7,605
* Tekelec	480,325	7,397
* Rogers Corp.	140,300	7,251
Total System Services, Inc.	231,804	7,163
* FEI Co.	283,445	7,131
* FLIR Systems, Inc.	229,592	7,097
* FormFactor Inc.	172,043	6,994
* Interdigital Communications Corp.	201,517	6,991
* CSG Systems International, Inc.	276,170	6,926
* Convergys Corp.	264,000	6,875
Global Payments Inc.	181,300	6,846
* Hyperion Solutions Corp.	158,441	6,689
* Agere Systems Inc.	325,800	6,562
* SPSS, Inc.	204,687	6,349
* The Knot, Inc.	210,000	6,336
* Ulticom, Inc.	734,800	6,283
*^ Finisar Corp.	1,932,500	6,261
* DealerTrack Holdings Inc.	222,195	6,159
* Smith Micro Software, Inc.	451,313	6,156
* Insight Enterprises, Inc.	300,125	6,102
* Tyler Technologies, Inc.	435,300	6,051
* Comverse Technology, Inc.	303,324	5,869
* Emulex Corp.	329,777	5,854
* Cognizant Technology Solutions Corp.	68,159	5,813
* Teradyne, Inc.	387,100	5,768
*^ UTStarcom, Inc.	648,200	5,724
* Vishay Intertechnology, Inc.	433,500	5,696
* Sybase, Inc.	216,591	5,608
* LAM Research Corp.	118,000	5,406
Harris Corp.	105,300	5,351
* Atmel Corp.	874,000	5,226
* SiRF Technology Holdings, Inc.	172,946	5,078
* Coherent, Inc.	161,756	4,974
Fidelity National Information Services, Inc.	116,150	4,939
* Komag, Inc.	144,528	4,931
* ScanSource, Inc.	165,800	4,865
Technitrol, Inc.	216,800	4,774
National Semiconductor Corp.	206,119	4,768
United Online, Inc.	338,722	4,756
* Arris Group Inc.	325,304	4,626
* Witness Systems, Inc.	200,183	4,532
* Mastec Inc.	396,000	4,455
* Business Objects S.A. ADR	116,085	4,369
* Arrow Electronics, Inc.	117,900	4,156
* Supertex, Inc.	109,600	4,092
* Intermec, Inc.	165,095	3,967
* Vignette Corp.	221,000	3,960
CTS Corp.	253,600	3,931
* Keane, Inc.	318,600	3,877
* Sykes Enterprises, Inc.	264,402	3,863
* Advanced Energy Industries, Inc.	219,928	3,811
* Iron Mountain, Inc.	135,300	3,786
* SonicWALL, Inc.	446,000	3,760
*^ Multi-Fineline Electronix, Inc.	205,800	3,653
* MRV Communications Inc.	867,000	3,529
* Riverbed Technology, Inc.	112,000	3,427
* Silicon Storage Technology, Inc.	683,453	3,404
* Marvell Technology Group Ltd.	173,690	3,177
* C-COR Inc.	218,288	2,988
*^ L-1 Identity Solutions Inc.	205,541	2,968
* Dolby Laboratories Inc.	85,700	2,871
* Progress Software Corp.	96,025	2,728
* Aeroflex, Inc.	225,188	2,693
* Tech Data Corp.	67,700	2,514
* Oplink Communications, Inc.	131,800	2,502
* Fairchild Semiconductor International, Inc.	134,400	2,394
infoUSA Inc.	194,328	2,334
* Synchronoss Technologies, Inc.	149,808	2,307
Talx Corp.	65,452	2,085
* Atheros Communications, Inc.	86,300	2,050
National Instruments Corp.	69,400	1,999
* Art Technology Group, Inc.	755,705	1,942
* BEA Systems, Inc.	155,900	1,922
* Color Kinetics Inc.	93,450	1,889
* Intevac, Inc.	85,400	1,888
* Lightbridge, Inc.	106,698	1,712
* JDS Uniphase Corp.	94,625	1,682
TheStreet.com, Inc.	165,400	1,637
* Interwoven Inc.	101,300	1,590
* CNET Networks, Inc.	161,725	1,480
* Radiant Systems, Inc.	130,551	1,473
* Ansoft Corp.	52,626	1,470
* Cogent Inc.	138,175	1,458
* Foundry Networks, Inc.	100,000	1,447
* Mattson Technology, Inc.	162,564	1,416
MTS Systems Corp.	31,600	1,352
* Zoran Corp.	92,700	1,295
* Parametric Technology Corp.	65,200	1,292
QAD Inc.	158,917	1,287
* NAVTEQ Corp.	29,400	1,043
* Manhattan Associates, Inc.	34,700	974
* Rackable Systems Inc.	49,325	942
* NetScout Systems, Inc.	108,600	907
* Sirenza Microdevices, Inc.	125,100	881
* Net 1 UEPS Technologies, Inc.	27,526	746
*^ Infocrossing, Inc.	44,200	728
Gevity HR, Inc.	32,313	713
Startek, Inc.	64,300	660
* Cabot Microelectronics Corp.	21,600	652
* Anaren, Inc.	39,100	645
* F5 Networks, Inc.	9,000	643
* THQ Inc.	20,000	606
* LTX Corp.	114,700	606
* Global Imaging Systems, Inc.	30,400	585
* Hittite Microwave Corp.	15,000	522
* Radyne Comstream Inc.	45,887	480
* Actuate Software Corp.	85,300	446
* eFunds Corp.	15,700	419
*^ Neoware Systems, Inc.	34,600	409
Park Electrochemical Corp.	15,000	400
* OPNET Technologies, Inc.	29,500	399
* iGATE Corp.	58,400	396
* Rimage Corp.	14,800	359
Integral Systems, Inc.	14,100	337
* SAVVIS, Inc.	7,100	318
* Micrel, Inc.	30,600	309
* Digital Insight Corp.	7,800	303
* BearingPoint, Inc.	33,700	270
* NIC Inc.	44,938	240
Quality Systems, Inc.	5,617	238
* LoJack Corp.	7,400	133
* Techwell, Inc.	7,400	127
* CACI International, Inc.	2,200	103
* Optical Cable Corp.	8,891	3

		2,519,431

Materials (4.7%)
AptarGroup Inc.	744,550	45,425
Albemarle Corp.	579,450	45,186
* Pactiv Corp.	1,269,500	41,183
* AK Steel Holding Corp.	1,529,000	32,170
Steel Dynamics, Inc.	748,100	29,333
* Hercules, Inc.	1,472,800	28,882
Carpenter Technology Corp.	197,500	23,127
Ferro Corp.	1,037,900	22,118
Minerals Technologies, Inc.	335,000	19,453
Cleveland-Cliffs Inc.	352,698	19,278
* RTI International Metals, Inc.	205,960	16,837
Cytec Industries, Inc.	281,800	16,406
Agrium, Inc.	470,700	16,324
Reliance Steel&Aluminum Co.	344,400	14,341
Tenma Corp.	773,000	13,553
International Flavors&Fragrances, Inc.	275,800	13,371
* Nalco Holding Co.	571,400	13,136
Commercial Metals Co.	433,000	11,739
*^W.R. Grace&Co.	533,600	11,579
Chaparral Steel Co.	218,400	11,200
Eagle Materials, Inc.	202,364	9,995
* OM Group, Inc.	200,500	9,796
Airgas, Inc.	233,000	9,697
NewMarket Corp.	167,400	9,324
Celanese Corp. Series A	330,500	8,676
Greif Inc. Class A	65,300	7,464
Sonoco Products Co.	193,400	7,446
Florida Rock Industries, Inc.	147,400	7,289
Allegheny Technologies Inc.	67,000	6,934
Quanex Corp.	125,700	4,926
Martin Marietta Materials, Inc.	40,600	4,686
* Stillwater Mining Co.	342,400	4,438
Packaging Corp. of America	188,200	4,298
Eastman Chemical Co.	71,100	4,164
Ball Corp.	84,500	3,914
* PolyOne Corp.	433,000	3,174
Texas Industries, Inc.	28,800	2,114
A.M. Castle&Co.	79,200	1,980
* Hecla Mining Co.	275,882	1,967
* Headwaters Inc.	85,000	1,931
* Century Aluminum Co.	39,100	1,782
* Crown Holdings, Inc.	77,100	1,702
AMCOL International Corp.	46,600	1,401
* Owens-Illinois, Inc.	47,700	1,062
* Brush Engineered Materials Inc.	27,900	923
* AEP Industries, Inc.	16,000	746
Olympic Steel, Inc.	25,800	686
* Pioneer Cos., Inc.	7,800	234

		567,390

Telecommunication Services (1.0%)
* NeuStar, Inc. Class A	796,430	24,602
* Level 3 Communications, Inc.	2,770,700	17,206
Telephone&Data Systems, Inc.	276,373	15,463
* General Communication, Inc.	949,230	14,675
* American Tower Corp. Class A	252,295	10,049
* SBA Communications Corp.	330,380	9,816
* Dobson Communications Corp.	930,013	9,012
* Cincinnati Bell Inc.	1,062,619	5,164
* Leap Wireless International, Inc.	64,726	4,252
* Syniverse Holdings Inc.	211,400	3,103
* Cbeyond Inc.	86,600	2,574
Commonwealth Telephone Enterprises, Inc.	38,978	1,646
* Time Warner Telecom Inc.	61,100	1,422
Atlantic Tele-Network, Inc.	44,711	1,343
* U.S. Cellular Corp.	18,400	1,327
* iPCS, Inc.	20,700	1,103
North Pittsburgh Systems, Inc.	41,509	978

		123,735

Utilities (0.5%)
UGI Corp. Holding Co.	520,300	14,261
* El Paso Electric Co.	586,200	14,245
PNM Resources Inc.	443,200	13,509
Ormat Technologies Inc.	156,900	6,149
OGE Energy Corp.	91,100	3,527
Equitable Resources, Inc.	80,100	3,464
ONEOK, Inc.	58,600	2,515
ALLETE, Inc.	39,500	1,900
Southwest Gas Corp.	47,700	1,872
Westar Energy, Inc.	69,600	1,849
WGL Holdings Inc.	56,200	1,778
IDACORP, Inc.	47,300	1,748
Energen Corp.	16,200	750

		67,567

Exchange-Traded Funds (1.4%)
2^ Vanguard Small-Cap ETF	1,862,353	129,974
2 Vanguard Small-Cap Growth ETF	713,200	47,770

		177,744

Total Common Stocks
(Cost $9,863,081)		11,700,485

Temporary Cash Investments (4.9%)

Money Markets Fund (4.5%)
3 Vanguard Market Liquidity Fund, 5.272%	552,247,340	552,247

	Face Amount ($000)

Repurchase Agreement (0.0%)
Deutsche Bank Securities, Inc.
5.270%, 2/1/07
(Dated 1/31/07, Repurchase Value $30,104,000,
collateralized by Federal Home Loan Mortgage Corp.,
5.500%-6.500%, 11/1/19-12/1/36 and Government National
Mortage Assn., 6.500%-7.000%, 4/15/24-2/15/28)	30,100	30,100

U.S. Agency Obligations (0.2%)
4 Federal Home Loan Mortgage Corp.
5 5.187%, 2/16/07	2,000	1,996
4 Federal National Mortgage Assn
5 5.215%, 4/9/07	20,000	19,809

		21,805

Total Temporary Cash Investments
(Cost $604,152)		604,152

Total Investments (100.9%)
(Cost $10,467,233)		12,304,637

Other Assets and Liabilities-Net (-0.9%)		(111,627)

Net Assets (100%)		12,193,010

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
5	Securities with a value of $21,805,000 and cash of $5,350,000, have been segregated as initial margin for open futures contracts.
ADR	- American Depositary Receipt.
REIT	- Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At     January 31, 2007, the cost of investment securities for tax purposes was $10,474,884,000. Net unrealized appreciation of investment securities for tax purposes was $1,829,753,000, consisting of unrealized gains of $2,158,669,000 on securities that had risen in value since their purchase and $328,916,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.2% and 2.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	1,515	121,867	2,025
Russell 2000 Index	277	111,409	993
E-mini NASDAQ 100 Index	1,167	42,070	392

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Oct. 31, 2006 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	Jan. 31, 2007 Market Value ($000)

Bookham Inc.	n/a 1	6,150	-	-	10,667

-	-	10,667

1 At October 31, 2006, the issuer was not an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.